Bank Loans (Details)	12 Months Ended
	Mar. 31, 2025 SGD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 SGD ($)	Mar. 31, 2023 SGD ($)
Bank Loans [Line Items]
Interest expenses	$ 160,780	$ 119,584	$ 134,001	$ 101,271
Minimum [Member]
Bank Loans [Line Items]
Effective interest rate	1.68%	1.68%	3.53%	1.50%
Maximum [Member]
Bank Loans [Line Items]
Effective interest rate	4.98%	4.98%	6.71%	4.44%